Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Share (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Class A Ordinary Shares [Member]
Numerator:
Allocation of net income (loss) basic	$ 786,103	$ 1,100,629	$ (27,691)	$ 3,814,116
Denominator:
Basic weighted average ordinary shares outstanding	18,488,125	18,488,125	3,223,571	18,488,125
Diluted weighted average ordinary shares outstanding	18,488,125	18,488,125	3,223,571	18,488,125
Basic net income (loss) per ordinary share	$ 0.04	$ 0.06	$ (0.01)	$ 0.21
Diluted net income (loss) per ordinary share	$ 0.04	$ 0.06	$ (0.01)	$ 0.21
Class B Ordinary Shares [Member]
Numerator:
Allocation of net income (loss) basic	$ 248,030	$ 347,268	$ (44,200)	$ 1,203,422
Denominator:
Basic weighted average ordinary shares outstanding	5,833,333	5,833,333	5,145,299	5,833,333
Diluted weighted average ordinary shares outstanding	5,833,333	5,833,333	5,145,299	5,833,333
Basic net income (loss) per ordinary share	$ 0.04	$ 0.06	$ (0.01)	$ 0.21
Diluted net income (loss) per ordinary share	$ 0.04	$ 0.06	$ (0.01)	$ 0.21